Leases - Lessor: Amounts of Remaining Lease Receivables of Net Investment in Leases and Opearting Lease Contracts Due in Each of Next Five Years and Thereafter (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Operating leases
2025	¥ 381,709
2026	241,771
2027	162,414
2028	94,841
2029	53,333
Thereafter	135,000
Total lease payments	1,069,068
Net investment in leases
2025	476,700
2026	322,930
2027	215,653
2028	123,055
2029	72,827
Thereafter	54,652
Total lease payments	1,265,817
Less imputed interest	(141,585)
Total lease receivables	¥ 1,124,232